Borrowings (Details) - Schedule of Long-Term Borrowings - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Schedule of Long-Term Borrowings [Line Items]
Total long-term borrowings		$ 7,367,756	$ 13,109,844
Current portion of long-term borrowings		1,730,796	2,783,445
Non-current portion of long-term borrowings		$ 5,636,960	10,326,399
Toei Shinkin Bank [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[1]	December 2053
Interest Rate	[1]	1.10%
Total long-term borrowings	[1]		1,981,520
Japan Finance Corporation [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[2]	December 2024 - April 2025
Interest Rate	[2]	0.71% - 4.25%
Total long-term borrowings	[2]	$ 1,247,735	1,665,007
BOT Lease Co., Ltd. [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[3]	March 2028
Interest Rate	[3]	TIBOR (3M) + 6.0%
Total long-term borrowings	[3]	$ 1,322,600	1,503,800
MUFG Bank [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[4]	August 2026
Interest Rate	[4]	TIBOR (3M) + 0.8%
Total long-term borrowings	[4]	$ 4,166,190	5,210,667
Tokyo Higashi Shinkin Bank [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity		July 2026
Interest Rate		2.0%
Total long-term borrowings			100,153
The Hongkong and Shanghai Banking Corporation Limited [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[5]	June 2023 – February 2033
Interest Rate	[5]	2.750% - 3.625%
Total long-term borrowings	[5]	$ 424,126	619,032
DFL-Shutoken Leasing (Hong Kong) Company Limited [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity		March 2024 – October 2025
Interest Rate		2.990%
Total long-term borrowings		$ 207,105	518,731
Resona Merchant Bank Asia Limited [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[6]	No maturity date
Interest Rate	[6]	1.2%
Total long-term borrowings	[6]		$ 1,510,934

[1]	Guaranteed by Mr. Kanayama. The loan was fully repaid during the fiscal year ended March 31, 2024 before maturity.
[2]	The Company extended the loan for additional six months with a maturity date on December 31, 2024.
[3]	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
[4]	In connection with the Company’s bank borrowings from MUFG Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.2 million) as of March 31, 2024 as collateral to safeguard the loan.
[5]	Guaranteed by Mr. Kanayama.
[6]	On September 27, 2022, TLS entered into a revolving credit facility agreement with Resona Merchant Bank Asia Limited for an aggregated credit line of ¥200 million, with no specific maturity date. The loan was fully repaid during the fiscal year ended March 31, 2024.